Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Weighted average number of ordinary shares outstanding—diluted	11,655,642	11,010,240	9,160,447
Loss per share attributable to ordinary shareholders —diluted	$ (0.58)	$ (0.54)	$ (0.12)